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                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112
                            Telephone (405) 942-3501
                               Fax (405) 942-3527


                                  July 14, 2005



ELECTRONIC FILING
-----------------

Mr. H. Roger Schwall
Securities and Exchange Commission
Mail Stop 0405
450 Fifth Street N. W.
Washington, DC 20549


         RE:      Atlas America Series 25-2004(A) L.P.
                  Amendment No. 3 to Registration Statement on Form 10 Filed April 29, 2005
                  File No. 0-51271
                  -----------------------------------------------------


Dear Mr. Schwall:

         Enclosed for filing pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended, is Amendment No. 3 to Form 10 for Atlas America Series 25-2004(A) L.P.

         Please contact the undersigned or Gerald A. Bollinger if you have any questions or comments concerning this filing.

                                                  Very truly yours,

                                                  KUNZMAN & BOLLINGER, INC.

                                                  /s/ Wallace W. Kunzman, Jr.
                                                  ------------------------------
                                                  Wallace W. Kunzman, Jr.

Enclosure

cc:    Mr. Freddie Kotek
       Ms. Nancy McGurk
       Ms. Carmen Moncada-Terry